Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

CertNYS

1-33533

RECD S.E.C.
JUN 2 2 2007
1086

June 22, 2007

Ms Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, MLP & Strategic Equity Fund Inc., Common Stock ($.001 par value). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 22, 2007. Tentative listing date – June 27, 2007.

Sincerely,

[signature]

PROCESSED
JUN 2 7 2007
THOMSON
FINANCIAL

B

07055152

END